Segment Information	12 Months Ended
Nov. 30, 2016
Segment Reporting [Abstract]
Segment Information
Segment Information
We have four reportable segments that are comprised of (1) North America, (2) EAA (3) Cruise Support and (4) Tour and Other. Our segments are reported on the same basis as the internally reported information that is provided to our chief operating decision maker (“CODM”), who is the President and Chief Executive Officer of Carnival Corporation and Carnival plc. The CODM assesses performance and makes decisions to allocate resources for Carnival Corporation & plc based upon review of the results across all of our segments.
Our North America segment includes Carnival Cruise Line, Holland America Line, Princess and Seabourn. Our EAA segment includes AIDA, Costa, Cunard, P&O Cruises (Australia), P&O Cruises (UK). The operations of these reporting units have been aggregated into two reportable segments based on the similarity of their economic and other characteristics, including types of customers, regulatory environment, maintenance requirements, supporting systems and processes and products and services they provide. Our Cruise Support segment represents certain of our port and related facilities and other services that are provided for the benefit of our cruise brands.
Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours and ships that we bareboat charter to unaffiliated entities.
Selected information for our segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2016
North America (a)	$10,267	$5,786	$1,220	$1,056	$2,205	$2,069	$23,454
EAA	5,906	3,524	691	599	1,092	667	13,456
Cruise Support	131	67	278	42	(256)	310	1,568
Tour and Other (a)	231	152	8	41	30	16	458	(b)
Intersegment elimination (a)	(146)	(146)	—	—	—	—	—
	$16,389	$9,383	$2,197	$1,738	$3,071	$3,062	$38,936
2015
North America (a)	$9,866	$5,925	$1,140	$994	$1,807	$854	$22,420
EAA	5,636	3,442	695	561	938	1,265	14,076
Cruise Support	119	58	223	27	(189)	162	2,248
Tour and Other (a)	226	155	9	44	18	13	493	(b)
Intersegment elimination (a)	(133)	(133)	—	—	—	—	—
	$15,714	$9,447	$2,067	$1,626	$2,574	$2,294	$39,237
2014
North America (a)	$9,559	$6,436	$1,121	$961	$1,041	$1,315	$22,681
EAA	6,148	3,914	725	616	893	1,054	15,228
Cruise Support	90	39	200	25	(174)	156	1,023
Tour and Other (a)	215	160	8	35	12	58	516	(b)
Intersegment elimination (a)	(128)	(128)	—	—	—	—	—
	$15,884	$10,421	$2,054	$1,637	$1,772	$2,583	$39,448

(a)
A portion of the North America segment's revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by either Holland America Line or Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America segment's revenues and operating expenses in the line “Intersegment elimination.”

(b)
Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to unaffiliated entities.

Our non-U.S. revenues represent sales generated from outside the U.S. principally by non-U.S. travel agents and tour operators. Substantially all of our long-lived assets are located outside of the U.S. and consist of our ships and ships under construction.
Revenues by geographic areas, which are based on where our guests are sourced, were as follows (in millions):

	Years Ended November 30,
	2016	2015	2014
North America	$8,327	$8,015	$7,762
Europe	5,254	5,133	5,676
Australia and Asia	2,506	2,256	2,097
Other	302	310	349
	$16,389	$15,714	$15,884